KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise Massachusetts Mutual Variable Annuity Separate Account 2 (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2022, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the MassMutual’s Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 2 was comprised of the following divisions as of December 31, 2022.

Divisions

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Global Division

Invesco V.I. Global Strategic Income Division

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

F-2

Massachusetts Mutual Variable Annuity Separate Account 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division

ASSETS
Investments
Number of shares	567,415	964,243	762,722	2,960,308	2,184,831	484,693	1,911,843
Identified cost	$41,172,413	$36,188,971	$3,843,166	$62,299,383	$55,109,953	$6,101,197	$1,911,843
Value	$31,497,181	$29,987,944	$3,005,125	$49,801,313	$58,468,886	$5,137,459	$1,911,843
Receivable from Massachusetts Mutual Life Insurance Company	129	-	-	-	177	-	-
Total assets	31,497,310	29,987,944	3,005,125	49,801,313	58,469,063	5,137,459	1,911,843
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	11,338	8,257	725	35,892	40,042	5,222	14,237
Payable to Massachusetts Mutual Life Insurance Company	-	130	16	774	-	115	1,817
Total liabilities	11,338	8,387	741	36,666	40,042	5,337	16,054
NET ASSETS	$31,485,972	$29,979,557	$3,004,384	$49,764,647	$58,429,021	$5,132,122	$1,895,789
Net Assets:
Accumulation units - value	$31,108,048	$29,704,333	$2,980,211	$48,568,251	$57,094,278	$4,958,066	$1,421,224
Contracts in payout (annuitization) period	377,924	275,224	24,173	1,196,396	1,334,743	174,056	474,565
Net assets	$31,485,972	$29,979,557	$3,004,384	$49,764,647	$58,429,021	$5,132,122	$1,895,789
Outstanding units
Contract owners	4,851,020	4,461,175	1,155,693	5,558,144	5,513,863	1,201,369	1,094,722
UNIT VALUE
Flex-Extra (Non-Qualified)	$6.49	$6.72	$2.60	$8.55	$10.47	$4.21	$1.71
Flex-Annuity IV (Non-Qualified)	-	-	-	14.65	27.82	7.66	2.44

See Notes to Financial Statements.

F-3

Massachusetts Mutual Variable Annuity Separate Account 2

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2022

	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division

Investment Income
Dividends	$-	$-	$-	$754,319	$982,303	$173,038	$23,903
Expenses
Mortality and expense risk fees and administrative expense charges	464,548	448,805	41,368	717,012	789,399	74,276	26,243
Net investment income (loss)	(464,548)	(448,805)	(41,368)	37,307	192,904	98,762	(2,340)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,826,391	1,438,152	(102,798)	148,243	1,751,613	(95,894)	22
Realized gain distribution	9,707,131	5,832,113	-	1,010,081	6,566,216	57,902	-
Realized gain (loss)	11,533,522	7,270,265	(102,798)	1,158,324	8,317,829	(37,992)	22
Change in net unrealized appreciation/depreciation of investments	(26,722,758)	(22,290,864)	(312,129)	(12,688,918)	(12,509,104)	(1,128,970)	(22)
Net gain (loss) on investments	(15,189,236)	(15,020,599)	(414,927)	(11,530,594)	(4,191,275)	(1,166,962)	-
Net increase (decrease) in net assets resulting from operations	(15,653,784)	(15,469,404)	(456,295)	(11,493,287)	(3,998,371)	(1,068,200)	(2,340)
Capital transactions:
Transfers of net premiums	219,365	154,771	9,501	360,504	367,236	32,920	10,165
Transfers due to death benefits	(509,986)	(656,103)	(70,548)	(1,584,439)	(1,543,804)	(173,190)	(1,823)
Transfers due to annuity benefit payments	(43,002)	(33,416)	(2,941)	(177,715)	(154,879)	(23,560)	(49,008)
Transfers due to withdrawal of funds	(1,998,530)	(1,904,527)	(186,445)	(2,836,994)	(3,190,392)	(640,697)	(118,359)
Transfers due to annual administrative and contingent deferred sales charges	(13,057)	(6,308)	(869)	(49,380)	(46,399)	(13,896)	(1,638)
Transfers due to net charge (credit) to annuitant mortality fluctuation	2,639	(2,379)	819	28,792	(24,838)	(3,863)	(96,483)
Transfers between Divisions and to/from General Account	(406,362)	(274,105)	(7,884)	(661,231)	(494,544)	(48,386)	98,555
Net increase (decrease) in net assets resulting from capital transactions	(2,748,933)	(2,722,067)	(258,367)	(4,920,463)	(5,087,620)	(870,672)	(158,591)
Total increase (decrease)	(18,402,717)	(18,191,471)	(714,662)	(16,413,750)	(9,085,991)	(1,938,872)	(160,931)
NET ASSETS, at beginning of the year	49,888,689	48,171,028	3,719,045	66,178,397	67,515,012	7,070,994	2,056,720
NET ASSETS, at end of the year	$31,485,972	$29,979,557	$3,004,383	$49,764,647	$58,429,021	$5,132,122	$1,895,789

See Notes to Financial Statements.

F-4

Massachusetts Mutual Variable Annuity Separate Account 2

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2021

	Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Global Division	Invesco V.I. Global Strategic Income Division	MML Blend Division	MML Equity Division	MML Managed Bond Division	MML U.S. Government Money Market Division
Investment Income
Dividends	$-	$-	$178,042	$1,396,992	$1,082,296	$227,242	$-
Expenses
Mortality and expense risk fees and administrative expense charges	620,630	618,735	49,987	849,435	849,381	93,936	28,578
Net investment income (loss)	(620,630)	(618,735)	128,055	547,557	232,915	133,306	(28,578)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,559,295	4,117,534	(56,578)	2,922,018	1,665,862	27,216	113
Realized gain distribution	5,161,066	2,418,664	-	16,751,747	-	132,553	-
Realized gain (loss)	7,720,361	6,536,198	(56,578)	19,673,765	1,665,862	159,769	113
Change in net unrealized appreciation/depreciation of investments	565,411	198,290	(256,661)	(11,866,874)	14,124,210	(331,912)	(113)
Net gain (loss) on investments	8,285,772	6,734,488	(313,239)	7,806,891	15,790,072	(172,143)	-
Net increase (decrease) in net assets resulting from operations	7,665,142	6,115,753	(185,184)	8,354,448	16,022,987	(38,837)	(28,578)
Capital transactions:
Transfers of net premiums	395,339	235,025	17,584	1,025,094	1,084,181	7,808	10,018
Transfers due to death benefits	(344,566)	(622,986)	(125,191)	(1,656,075)	(2,447,073)	(226,358)	(143,101)
Transfers due to annuity benefit payments	(52,562)	(42,932)	(3,356)	(209,841)	(141,111)	(24,351)	(33,670)
Transfers due to withdrawal of funds	(2,041,977)	(3,588,205)	(90,732)	(4,324,591)	(3,861,043)	(321,466)	(223,799)
Transfers due to annual administrative and contingent deferred sales charges	(13,842)	(6,889)	(904)	(53,439)	(49,608)	(15,338)	(1,735)
Transfers due to net charge (credit) to annuitant mortality fluctuation	4,546	(8,443)	(4,685)	22,625	(105,625)	(473)	(70,118)
Transfers between Divisions and to/from General Account	(678,772)	(913,879)	3,311	(1,150,349)	(1,010,029)	117,847	207,614
Net increase (decrease) in net assets resulting from capital transactions	(2,731,834)	(4,948,309)	(203,973)	(6,346,576)	(6,530,308)	(462,331)	(254,791)
Total increase (decrease)	4,933,308	1,167,444	(389,157)	2,007,872	9,492,679	(501,168)	(283,369)
NET ASSETS, at beginning of the year	44,955,381	47,003,584	4,108,202	64,170,525	58,022,333	7,572,162	2,340,089
NET ASSETS, at end of the year	$49,888,689	$48,171,028	$3,719,045	$66,178,397	$67,515,012	$7,070,994	$2,056,720

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 2

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 2 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on October 14, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains two segments within the Separate Account, they are: Flex-Annuity IV (Non-Qualified) and Flex-Extra (Non-Qualified).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2022, the Separate Account consists of seven divisions which invest in the following mutual funds. All of the Divisions may not be available to both segments of the Separate Account:

The division listed in the first column
	Divisions	invests in the fund in this column
	Invesco V.I. Discovery Mid Cap Growth Division[1]	Invesco V.I. Discovery Mid Cap Growth Fund[1,4]
	Invesco V.I. Global Division[2]	Invesco V.I. Global Fund[2,4]
	Invesco V.I. Global Strategic Income Division[3]	Invesco V.I. Global Strategic Income Fund[3,4]
	MML Blend Division	MML Blend Fund[5]
	MML Equity Division	MML Equity Fund[5]
	MML Managed Bond Division	MML Managed Bond Fund[5]
	MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[5]

In addition to the seven divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division/Fund.
[2]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Division/Fund.
[3]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Global Strategic Income Division/Fund.
[4]Invesco Advisers, Inc. is the investment adviser to this Fund.
5MML Investment Advisors, LLC is the investment adviser to this Fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 2 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

F-6

Notes To Financial Statements (Continued)

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Loans

If the certificate is a tax-sheltered annuity (“TSA”), the contract owners may be able to take a loan under their certificate. All such loans must conform to the requirements of the Internal Revenue Code. There are limitations on the amount of the loan the participants can take, and there is a required loan repayment schedule. When a loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and net assets of the Separate Account. The contract owner is charged interest on the outstanding loan amount based on the interest rate then in effect.

G.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by MassMutual as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from MassMutual to the Separate Account totaled $95,313 and $162,173 for the years ended December 31, 2022 and 2021, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

H.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 83 IAM, Annuity 2000, or 1994 MGDB table.

F-7

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General account is not registered as an investment company under the 1940 Act.

F-8

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or period in the two-year period ended December 31, 2022 were as follows:

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
	Division	Division	Division	Division	Division
2022
Cost of purchases	$10,033,464	$5,906,716	$11,851	$2,205,639	$7,987,095
Proceeds from sales	(3,544,302)	(3,248,725)	(311,768)	(6,090,753)	(6,319,561)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
	Division	Division
2022 (continued)
Cost of purchases	$445,599	$980,869
Proceeds from sales	(1,159,864)	(1,136,356)

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
	Division	Division	Division	Division	Division
2021
Cost of purchases	$5,642,854	$2,669,808	$309,292	$19,251,401	$2,523,685
Proceeds from sales	(3,833,700)	(5,818,807)	(385,784)	(8,296,302)	(8,818,670)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
	Division	Division
2021 (continued)
Cost of purchases	$518,228	$527,144
Proceeds from sales	(715,223)	(808,017)
F-9

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
2022	Division	Division	Division	Division	Division
Units purchased	37,348	26,218	3,646	46,699	44,978
Units withdrawn	(364,250)	(357,341)	(94,965)	(507,566)	(459,864)
Units transferred between Divisions and to/from General Account	(58,553)	(35,776)	(3,301)	(75,772)	(49,095)
Net increase (decrease)	(385,455)	(366,899)	(94,620)	(536,639)	(463,981)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
2022 (continued)	Division	Division
Units purchased	19,867	160,942
Units withdrawn	(197,088)	(300,509)
Units transferred between Divisions and to/from General Account	(11,537)	57,369
Net increase (decrease)	(188,758)	(82,198)

	Invesco V.I.		Invesco V.I.
	Discovery	Invesco V.I.	Global	MML	MML
	Mid Cap Growth	Global	Strategic Income	Blend	Equity
2021	Division	Division	Division	Division	Division
Units purchased	52,809	30,747	5,932	117,574	149,044
Units withdrawn	(285,809)	(472,972)	(73,597)	(632,299)	(607,877)
Units transferred between Divisions and to/from General Account	(77,806)	(100,226)	1,205	(119,443)	(104,875)
Net increase (decrease)	(310,806)	(542,450)	(66,460)	(634,168)	(563,709)

	MML	MML U.S.
	Managed	Government
	Bond	Money Market
2021 (continued)	Division	Division
Units purchased	4,235	150,476
Units withdrawn	(119,327)	(398,649)
Units transferred between Divisions and to/from General Account	23,534	120,059
Net increase (decrease)	(91,558)	(128,114)
F-10

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,								For the Years Ended December 31,
									Investment
		Unit Value[3]							Income		Expense Ratio[2]					Total Return[3]
	Units	(Lowest to Highest)						Net Assets	Ratio[1]		(Lowest to Highest)					(Lowest to Highest)
Invesco V.I. Discovery Mid Cap Growth Division[4]
2022	4,851,020	$				$6.49		$31,485,972	-%			%		1.30%			%		(31.87)%
2021	5,236,476					9.53		49,888,689	-					1.30					17.56
2020	5,547,282					8.10		44,955,381	0.04					1.30					38.87
2019	6,205,235					5.84		36,211,320	-					1.30					37.56
2018	6,684,621					4.24		28,357,017	-					1.30					(7.30)
Invesco V.I. Global Division[4]
2022	4,461,175					6.72		29,979,557	-					1.30					(32.65)
2021	4,828,074					9.98		48,171,028	-					1.30					14.00
2020	5,370,524					8.75		47,003,584	0.69					1.30					25.99
2019	5,993,864					6.95		41,637,693	0.90					1.30					30.09
2018	6,649,826					5.34		35,510,866	0.98					1.30					(14.31)
Invesco V.I. Global Strategic Income Division[4]
2022	1,155,693					2.60		3,004,384	-					1.30					(12.60)
2021	1,250,313					2.97		3,719,045	4.63					1.30					(4.66)
2020	1,316,772					3.12		4,108,202	5.82					1.30					2.07
2019	1,460,437					3.06		4,464,228	3.77					1.30					9.37
2018	1,714,064					2.79		4,790,516	4.97					1.30					(5.64)
MML Blend Division
2022	5,558,144		8.55	to		14.65		49,764,647	1.36		1.25		to	1.30		(17.67)		to	(17.63)
2021	6,094,783		10.39	to		17.79		66,178,397	2.13		1.25		to	1.30		13.54		to	13.60
2020	6,728,951		9.15	to		15.66		64,170,525	-		1.25		to	1.30		11.41		to	11.46
2019	7,288,954		8.21	to		14.05		62,382,930	2.43		1.25		to	1.30		19.81		to	19.87
2018	7,911,132		6.85	to		11.72		56,388,034	2.12		1.25		to	1.30		(5.58)		to	(5.53)
MML Equity Division
2022	5,513,863		10.47		to		27.82		58,429,021	1.61		1.25		to	1.30		(5.87)		to	(5.83)
2021	5,977,844		11.12		to		29.54		67,515,012	1.65		1.25		to	1.30		28.58		to	28.64
2020	6,541,553		8.65		to		22.96		58,022,333	2.33		1.25		to	1.30		1.69		to	1.75
2019	6,882,684		8.50		to		22.57		59,970,999	2.04		1.25		to	1.30		24.30		to	24.36
2018	7,480,324		6.84		to		18.15		52,399,961	1.77		1.25		to	1.30		(11.16)		to	(11.12)
MML Managed Bond Division
2022	1,201,369		4.21		to		7.66		5,132,122	3.02		1.25		to	1.30		(16.10)		to	(16.06)
2021	1,390,126		5.01		to		9.13		7,070,994	3.14		1.25		to	1.30		(0.49)		to	(0.44)
2020	1,481,684		5.04		to		9.17		7,572,162	0.09		1.25		to	1.30		6.32		to	6.37
2019	1,647,672		4.74		to		8.62		7,907,113	3.64		1.25		to	1.30		8.39		to	8.45
2018	1,842,795		4.37		to		7.95		8,204,983	3.45		1.25		to	1.30		(1.73)		to	(1.68)
MML U.S. Government Money Market Division
2022	1,094,722			1.71	to		2.44		1,895,789	1.18		1.25		to	1.30		(0.09)		to	(0.04)
2021	1,176,920			1.72	to		2.44		2,056,720	-		1.25		to	1.30		(1.29)		to	(1.24)
2020	1,305,035			1.74	to		2.47		2,340,089	0.19		1.25		to	1.30		(1.06)		to	(1.01)
2019	1,024,568			1.76	to		2.49		1,872,371	1.70		1.25		to	1.30		0.40		to	0.45
2018	1,075,883			1.75	to		2.48		1,962,102	1.31		1.25		to	1.30		0.02		to	0.07
F-11

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

[2]	The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts.

[4]	See Note 2 to the financial statements for the previous name of this division.

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

	Mortality and Expense Risk Charge	This charge is equal, on an annual basis, to 1.15% - 1.25% of the daily value of the assets invested in each fund.
This charge is assessed through reduction in unit values.
	Administrative Expense Charge	This charge is equal, on an annual basis, to 0.00% - 0.15% of the daily value of the assets invested in each fund.
This charge is assessed through reduction in unit values.
	Annual Administrative Charge	$30 - $35 per contract annually.
This charge is assessed through the redemption of units.
	Contingent Deferred Sales Charge	0.00% - 11.00%
This charge is assessed through the redemption of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-12